Commitments and Contingencies	12 Months Ended
Oct. 31, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 11 — COMMITMENTS AND CONTINGENCIES

Contingencies

The Group may be involved in various legal proceedings, claims and other disputes arising from the commercial operations, projects, employees and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Group determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the Group can give no assurances about the resolution of pending claims, litigation or other disputes and the effect such outcomes may have on the Group, the Group believes that any ultimate liability resulting from the outcome of such proceedings, to the extent not otherwise provided or covered by insurance, will not have a material adverse effect on the Group’s consolidated financial position or results of operations or liquidity.

Operating lease commitments

The Group signed various lease agreements to rent office space. The lease agreements will expire on September 30, 2023. Rent expense for the years ended October 31, 2022, 2021 and 2020 was $98,555, $64,894 and $61,930, respectively. As of October 31, 2022, the Group was obligated under operating leases for minimum rentals as follows:

Twelve months ending October 31	Minimum lease payment
2023	84,800
2024	66,144
2025	30,316
Total	$181,260

On April 20, 2022, Caravelle entered into a strategic purchase contract with New Galion Group (HK) CO LTD (“New Galion”), a related party. Pursuant to the contract, Caravelle shall purchase four sets of Maritime Carbon Neutral Intelligent Control Platform systems (the “Systems”) from New Galion for total consideration of approximately $16.2 million (HK Dollar 127.0 million) (the “Consideration”). The Consideration shall be paid by four instalments with the first payment (30% of the Consideration) payable on Caravelle’s acceptance of New Galion’s ship modification design report for the Systems. New Galion is responsible to deliver the first set of the Systems before July 1, 2022 and deliver the rest of equipment according to Caravelle’s shipment schedule. On June 20, 2022, Caravelle entered into a supplemental agreement with New Galion to defer to the delivery schedule of the first set of System to suit Caravelle’s needs. As of the date of this filing, Caravelle has not made any payments to New Galion.